STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

1933 Act Rule 497(j)
1933 Act File No. 333-123467
1940 Act File No. 811-21732

Direct Dial: (215) 564-8027
August 2, 2010

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          MGI Funds (the “Registrant”)
SEC File Nos. 333-123467 and 811-21732
Rule 497(j) filing

Dear Sir or Madam:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 7/9 filed electronically with the U.S. Securities and Exchange Commission on July 28, 2010.

Please direct any questions or comments relating to this certification to me at the above phone number.

                                        Very truly yours,

               /s/ Mark A. Sheehan
               Mark A. Sheehan, Esquire